UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

     /s/ David Elliott     Rockville, MD/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $249,724 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     9824   228679 SH       SOLE                        0        0   228679
ISHARES TR                     MSCI GRW IDX     464288885    43548   777912 SH       SOLE                        0        0   777912
ISHARES TR INDEX               S&P MIDCAP 400   464287507    16295   207056 SH       SOLE                        0        0   207056
ISHARES TR INDEX               S&P 500 INDEX    464287200    83211   709141 SH       SOLE                        0        0   709141
ISHARES TR INDEX               RUSSELL 3000     464287689     2423    35206 SH       SOLE                        0        0    35206
ISHARES TR INDEX               RUSL 2000 VALU   464287630      825    12916 SH       SOLE                        0        0    12916
ISHARES TR INDEX               RUSSELL 2000     464287655     8215   121155 SH       SOLE                        0        0   121155
SPDR GOLD TRUST                GOLD SHS         78463v107    81673   749636 SH       SOLE                        0        0   749636
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1434    12257 SH       SOLE                        0        0    12257
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      576     7206 SH       SOLE                        0        0     7206
VANGUARD INDEX FDS             REIT ETF         922908553      220     4500 SH       SOLE                        0        0     4500
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1480    35113 SH       SOLE                        0        0    35113